Payables Pursuant to the Acquisitions	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Business Combination, Contingent Consideration [Abstract]
Payables Pursuant to the Acquisitions
18.
Payables Pursuant to the Acquisitions
The Company has payables that provide the sellers from certain prior acquisitions 100% of the cash tax savings, if any, that the Company actually realizes or is deemed to realize as a result of the Company’s share of tax basis created from certain transaction expenses as defined in the purchase agreements and for an amount equal to the difference that certain sellers owe related to taxes from the sale of a portion of the businesses as a stock sale versus an asset sale. These contractual obligations are due as the Company realizes or is deemed to realize a reduction in the Company’s tax liability or upon filing tax returns. As of March 31, 2026 and June 30, 2025, the Company had related payables totaling $1.1 million and $17.2 million, respectively. During the nine months ended March 31, 2026, the Company paid $16.1 million of these outstanding payables.
15.
Payables Pursuant to the Acquisitions

The Company has payables that provide the sellers from certain prior acquisitions 100% of the cash tax savings, if any, that the Company actually realizes or is deemed to realize as a result of the Company’s share of tax basis created from certain transaction expenses as defined in the purchase agreements and for MGM and PwrQ an amount equal to the difference the seller owes related to taxes from the sale of a portion of the businesses as a stock sale versus an asset sale. These contractual obligations are due as the Company realizes or is deemed to realize a reduction in the Company’s tax liability or upon filing tax returns.

The following summarizes the activity of the Payables Pursuant to the Acquisitions (in thousands):

Amount
Balance at Inception	$—
Acquisition of MGM	13,066
Acquisition of PwrQ	1,081
Acquisition of VanTran	16,145
Balance at June 30, 2024	30,292
Payments	(13,066)
Balance at June 30, 2025	$17,226